TAXES PAYABLE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TAXES PAYABLE
VAT	¥ 1,188	¥ 92
Income tax	18	29
Property tax	718	719
Other	10	2
Taxes payable	¥ 1,934	¥ 842